SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

June 30, 2022 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 65.38%
Angola — 2.03%
$400,000	Angolan Government International Bond, EMTN, 8.00%, 11/26/29(a)	$317,836
200,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	166,555
200,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	160,381
		644,772
Argentina — 4.01%
205,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	47,255
687,095	Argentine Republic Government International Bond, 1.50%, 7/9/35	145,478
3,010,000	Argentine Republic Government International Bond, 3.50%, 7/9/41	788,234
645,204	Argentine Republic Government International Bond, 3.88%, 1/9/38	188,840
350,000	Provincia de Buenos Aires/Government Bonds, EMTN, 3.90%, 9/1/37(a)	105,676
		1,275,483
Armenia — 0.62%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25(a)	197,130

Brazil — 1.14%
535,000	Brazilian Government International Bond, 4.75%, 1/14/50	362,979

Chile — 2.92%
200,000	Chile Government International Bond, 2.75%, 1/31/27	186,733
508,000	Chile Government International Bond, 3.10%, 5/7/41	386,563
400,000	Chile Government International Bond, 4.34%, 3/7/42	355,765
		929,061
Colombia — 2.19%
200,000	Colombia Government International Bond, 3.00%, 1/30/30	152,224
410,000	Colombia Government International Bond, 3.25%, 4/22/32	296,284
200,000	Colombia Government International Bond, 3.88%, 2/15/61	115,083
200,000	Colombia Government International Bond, 5.00%, 6/15/45	132,565
		696,156
Dominican Republic — 2.18%
300,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	297,825
580,000	Dominican Republic International Bond, 5.88%, 1/30/60(a)	395,415
		693,240
Ecuador — 2.56%
1,647,441	Ecuador Government International Bond, 1.00%, 7/31/35(a)	814,695

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Egypt — 1.19%
$400,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	$221,867
275,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	157,516
		379,383
El Salvador — 0.97%
314,000	El Salvador Government International Bond, 5.88%, 1/30/25(a)	117,436
263,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	89,946
190,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	60,553
59,000	El Salvador Government International Bond, 7.75%, 1/24/23(a)	41,122
		309,057
Ghana — 0.31%
200,000	Ghana Government International Bond, 7.75%, 4/7/29(a)	99,410

Guatemala — 2.25%
490,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	378,734
200,000	Guatemala Government Bond, 4.50%, 5/3/26(a)	191,988
200,000	Guatemala Government Bond, 4.65%, 10/7/41(a)	145,384
		716,106
Indonesia — 3.21%
250,000(b)	Indonesia Government International Bond, 1.30%, 3/23/34	185,467
600,000	Indonesia Government International Bond, 3.35%, 3/12/71	422,990
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50(a)	217,311
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.70%, 6/6/32(a)	196,594
		1,022,362
Iraq — 2.28%
375,000	Iraq International Bond, 5.80%, 1/15/28(a)	336,862
400,000	Iraq International Bond, 6.75%, 3/9/23(a)	390,217
		727,079
Jordan — 0.46%
200,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	146,271

Lebanon — 0.35%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(c)	2,182
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(c)	9,703
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(c)	5,130
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(c)	15,087
930,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(c)	56,683

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
$366,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(c)	$23,415
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(c)	300
		112,500
Mexico — 2.10%
800,000	Mexico Government International Bond, 3.77%, 5/24/61	517,951
200,000	Mexico Government International Bond, 4.40%, 2/12/52	148,760
		666,711
Nigeria — 4.55%
300,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	212,619
200,000	Nigeria Government International Bond, EMTN, 6.50%, 11/28/27(a)	152,153
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	130,392
220,000	Nigeria Government International Bond, EMTN, 7.63%, 11/28/47(a)	131,098
450,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	313,387
470,000	Nigeria Government International Bond, EMTN, 8.38%, 3/24/29(a)	357,800
200,000	Nigeria Government International Bond, 8.75%, 1/21/31(a)	149,142
		1,446,591
Oman — 7.38%
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	190,385
200,000	Oman Government International Bond, EMTN, 4.88%, 2/1/25(a)	195,818
200,000	Oman Government International Bond, EMTN, 6.00%, 8/1/29(a)	192,665
465,000	Oman Government International Bond, 6.75%, 10/28/27(a)	473,806
1,295,000	Oman Government International Bond, 6.75%, 1/17/48(a)	1,117,547
200,000	Oman Government International Bond, 7.00%, 1/25/51(a)	176,392
		2,346,613
Pakistan — 0.98%
300,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	200,715
200,000	Pakistan Water & Power Development Authority, 7.50%, 6/4/31(a)	109,857
		310,572
Panama — 0.44%
200,000	Panama Government International Bond, 3.87%, 7/23/60	141,497

Paraguay — 1.88%
610,000	Paraguay Government International Bond, 2.74%, 1/29/33(a)	441,830
200,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	155,663
		597,493

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Philippines — 0.90%
$400,000	Philippine Government International Bond, 2.95%, 5/5/45	$287,326

Qatar — 0.60%
200,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	191,283

Romania — 1.60%
70,000(b)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	47,483
175,000(b)	Romanian Government International Bond, 2.63%, 12/2/40(a)	106,190
405,000(b)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	246,640
177,000(b)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	109,939
		510,252
South Africa — 2.82%
200,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	170,620
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	171,085
350,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	225,505
200,000	Republic of South Africa Government International Bond, 5.88%, 4/20/32	170,910
200,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	160,394
		898,514
Sri Lanka — 0.53%
505,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	167,450

Tunisia — 2.20%
600,000(b)	Tunisian Republic, 5.63%, 2/17/24(a)	367,320
600,000	Tunisian Republic, 5.75%, 1/30/25(a)	331,660
		698,980
Turkey — 2.58%
520,000	Turkey Government International Bond, 4.88%, 4/16/43	308,575
830,000	Turkey Government International Bond, 5.75%, 5/11/47	511,848
		820,423
Ukraine — 1.42%
600,000	Ukraine Government International Bond, 0.01%, 5/31/40(a),(d)	148,810
993,000	Ukraine Government International Bond, 7.38%, 9/25/32(a)	245,728
100,000	Ukraine Government International Bond, 7.75%, 9/1/24(a)	25,386
125,000	Ukraine Government International Bond, 7.75%, 9/1/26(a)	31,755
		451,679

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
United Arab Emirates — 3.19%
$360,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	$279,748
295,000	Finance Department Government of Sharjah, EMTN, 3.63%, 3/10/33(a)	252,259
715,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	481,518
		1,013,525
Uruguay — 1.55%
497,599	Uruguay Government International Bond, 4.98%, 4/20/55	492,135

Uzbekistan — 1.00%
200,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	141,775
225,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	176,620
		318,395
Venezuela — 0.09%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(c)	7,225
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(c)	6,273
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(c)	14,450
		27,948
Zambia — 0.90%
505,000	Zambia Government International Bond, 5.38%, 9/20/22(a)	285,722

Total Foreign Government Bonds		20,798,793
(Cost $26,612,553)
Corporate Bonds — 19.84%
Argentina — 1.35%
50,000	YPF SA, 4.00%, 2/12/26(a)	39,290
131,250	YPF SA, 8.50%, 3/23/25(a)	102,115
210,000	YPF SA, 8.50%, 7/28/25(a)	142,275
177,800	YPF SA, 8.75%, 4/4/24(a)	144,618
		428,298
Brazil — 2.03%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24(a)	208,250
355,560	MV24 Capital BV, 6.75%, 6/1/34(a)	318,102
145,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	119,117
		645,469
Chile — 0.53%
250,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	167,500

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Colombia — 1.32%
$390,000	Ecopetrol SA, 5.88%, 5/28/45	$266,614
235,000	Ecopetrol SA, 5.88%, 11/2/51	153,493
		420,107
Kazakhstan — 0.48%
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47(a)	152,000

Mexico — 5.34%
200,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	179,134
330,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	226,215
980,000	Petroleos Mexicanos, 5.63%, 1/23/46	563,704
901,000	Petroleos Mexicanos, 6.35%, 2/12/48	532,266
220,000	Petroleos Mexicanos, 8.75%, 6/2/29(e)	199,100
		1,700,419
Nigeria — 1.07%
210,000(b)	BOI Finance BV, 7.50%, 2/16/27(a)	176,644
200,000	IHS Holding Ltd., 5.63%, 11/29/26(a)	163,697
		340,341
Oman — 0.81%
275,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	259,128

Paraguay — 0.93%
193,333	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a),(f)	112,681
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	183,917
		296,598
Peru — 1.04%
400,000	InRetail Consumer, 3.25%, 3/22/28(a)	332,694

Qatar — 1.03%
200,000	Qatar Energy, 3.13%, 7/12/41(a)	156,856
220,000	Qatar Energy, 3.30%, 7/12/51(a)	169,525
		326,381
South Africa — 0.78%
300,000	Stillwater Mining Co., 4.00%, 11/16/26(a)	248,860

United Arab Emirates — 2.96%
300,000	DP World Salaam, 6.00%, (a),(g),(h)	300,630
441,996	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	375,804
325,244	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	265,076
		941,510

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Principal Amount		Value
Venezuela — 0.17%
$173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(c)	$9,547
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(c)	44,200
		53,747
Total Corporate Bonds		6,313,052
(Cost $7,716,459)

Shares
Municipal Bond — 0.57%
Turkey — 0.57%
200,000	Istanbul Metropolitan Municipality(a)	182,113

Total Municipal Bond		182,113
(Cost $194,096)

Contracts
Put Option Purchased — 0.01%
31,088	PUT EURUSD, Strike Price USD 0.96, Expires 09/19/22, Notional Amount EUR 29,844	2,281
Total Put Option Purchased		2,281
(Cost $3,149)

Shares
Investment Company — 10.49%
3,337,219	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	3,337,219
Total Investment Company		3,337,219
(Cost $3,337,219)
Total Investments		$30,633,458
(Cost $37,863,476) — 96.29%
Other assets in excess of liabilities — 3.71%		1,179,573
NET ASSETS — 100.00%		$31,813,031

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Principal amount denoted in Euros.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(g)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(h)	Perpetual security with no stated maturity date.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Foreign currency exchange contracts as of June 30, 2022:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CZK	1,794,000	EUR	70,839	Citibank N.A.	7/27/22	$1,324
CZK	2,688,832	EUR	106,258	Citibank N.A.	7/27/22	1,894
CZK	747,498	EUR	29,516	Citibank N.A.	7/27/22	552
CZK	5,238,642	EUR	208,279	Citibank N.A.	7/27/22	2,372
CZK	2,407,737	EUR	95,107	Citibank N.A.	7/27/22	1,741
EUR	73,927	CZK	1,829,535	Citibank N.A.	7/27/22	418
EUR	149,938	CZK	3,721,360	Citibank N.A.	7/27/22	397
MXN	990,000	USD	47,981	Citibank N.A.	7/27/22	1,009
PEN	312,919	USD	81,352	Citibank N.A.	7/27/22	141
TRY	370,811	USD	20,000	Deutsche Bank AG	7/27/22	1,863
USD	124,821	TRY	2,016,476	Barclays Bank Plc	7/27/22	5,929
USD	114,795	EUR	104,781	Citibank N.A.	7/27/22	4,795
USD	330,000	EUR	313,009	Citibank N.A.	7/27/22	1,400
USD	296,176	EUR	280,000	Citibank N.A.	7/27/22	2,229
USD	1,218,911	EUR	1,122,317	Citibank N.A.	7/27/22	40,692
USD	59,610	IDR	859,064,406	Citibank N.A.	7/27/22	2,164
USD	210,390	IDR	3,036,553,241	Citibank N.A.	7/27/22	7,332
USD	31,032	INR	2,430,629	Citibank N.A.	7/27/22	335
USD	179,063	INR	13,999,174	Citibank N.A.	7/27/22	2,266
USD	175,741	INR	13,747,504	Citibank N.A.	7/27/22	2,122
USD	227,259	INR	17,768,282	Citibank N.A.	7/27/22	2,861
USD	147,955	INR	11,510,276	Citibank N.A.	7/27/22	2,590
USD	331,282	INR	25,602,424	Citibank N.A.	7/27/22	7,946
USD	265,533	PEN	1,002,916	Citibank N.A.	7/27/22	4,344
USD	70,000	ZAR	1,112,411	Citibank N.A.	7/27/22	1,813
USD	46,599	ZAR	727,833	Citibank N.A.	7/27/22	1,985
USD	77,126	ZAR	1,203,767	Citibank N.A.	7/27/22	3,339
USD	46,275	ZAR	722,057	Citibank N.A.	7/27/22	2,016
						$107,869

EUR	61,480	CZK	1,583,854	Citibank N.A.	7/27/22	$(2,282)
EUR	59,828	CZK	1,536,679	Citibank N.A.	7/27/22	(2,027)
EUR	35,315	CZK	909,017	Citibank N.A.	7/27/22	(1,279)
EUR	332,625	CZK	8,312,085	Citibank N.A.	7/27/22	(1,505)
EUR	36,888	CZK	949,685	Citibank N.A.	7/27/22	(1,343)
EUR	53,843	PLN	257,099	Citibank N.A.	7/27/22	(623)
EUR	65,314	PLN	312,029	Citibank N.A.	7/27/22	(791)
EUR	34,412	PLN	164,237	Citibank N.A.	7/27/22	(381)
EUR	97,158	PLN	463,444	Citibank N.A.	7/27/22	(1,017)
EUR	249,273	PLN	1,188,082	Citibank N.A.	7/27/22	(2,398)
IDR	3,863,700,000	USD	268,201	Citibank N.A.	7/27/22	(9,830)
INR	8,671,526	USD	111,034	Citibank N.A.	7/27/22	(1,520)
INR	4,724,386	USD	60,674	Citibank N.A.	7/27/22	(1,009)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	10,849,777	USD	138,966	Citibank N.A.	7/27/22	$(1,943)
INR	2,340,603	USD	30,000	Citibank N.A.	7/27/22	(440)
INR	5,395,638	USD	69,326	Citibank N.A.	7/27/22	(1,184)
PEN	92,827	USD	24,324	Citibank N.A.	7/27/22	(149)
PEN	171,996	USD	45,061	Citibank N.A.	7/27/22	(268)
PEN	152,157	USD	39,879	Citibank N.A.	7/27/22	(253)
PEN	179,452	USD	46,854	Citibank N.A.	7/27/22	(120)
PEN	85,807	USD	22,530	Citibank N.A.	7/27/22	(184)
PLN	1,249,533	EUR	265,407	Citibank N.A.	7/27/22	(880)
PLN	1,060,162	PLN	224,593	Citibank N.A.	7/27/22	(127)
USD	47,840	MXN	990,000	Citibank N.A.	7/27/22	(1,150)
ZAR	407,008	USD	25,386	Citibank N.A.	7/27/22	(437)
ZAR	636,174	USD	40,000	Citibank N.A.	7/27/22	(1,005)
ZAR	252,203	USD	15,707	Citibank N.A.	7/27/22	(248)
ZAR	786,212	USD	48,903	Citibank N.A.	7/27/22	(710)
ZAR	677,649	USD	42,309	Citibank N.A.	7/27/22	(772)
ZAR	677,695	USD	42,309	Citibank N.A.	7/27/22	(769)
ZAR	406,638	USD	25,386	Citibank N.A.	7/27/22	(460)
						$(37,104)

Total						$70,765
Financial futures contracts as of June 30, 2022:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	1	September 2022	$46	USD	$127,375	Morgan Stanley & Co. LLC
Total			$46

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	4	September 2022	$16,280	EUR	$623,656	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	1	September 2022	4,411	USD	154,344	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	5	September 2022	6,878	EUR	650,725	Morgan Stanley & Co. LLC
Total			$27,569
Credit default swaps buy protection as of June 30, 2022:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation	Value
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/23	USD	841	$26,923	$64,563	$91,486
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/22	USD	210	4,325	2,904	7,229
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/23	USD	195	11,637	9,576	21,212
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	6/20/27	USD	1,475	8,090	41,144	49,235
1.00%	Turkey Government International Bond	Quarterly	Citibank N.A.	12/20/23	USD	150	8,907	7,410	16,317
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	12/20/23	USD	700	57,974	18,174	76,148
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	6/20/27	USD	575	13,614	5,580	19,193
Total							$131,470	$149,351	$280,820

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

June 30, 2022 (Unaudited)
Abbreviations used are defined below:
Bobl - German Bundesobligationen
CZK - Czech Koruna
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
IDR - Indonesian Rupiah
INR - Indian Rupee
MXN - Mexican Peso
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	65.38%
Energy	11.61%
Industrial	3.10%
Utilities	1.22%
Consumer, Cyclical	1.04%
Consumer, Non-cyclical	0.95%
Basic Materials	0.78%
Communications	0.58%
Government	0.57%
Financial	0.56%
Other*	14.21%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.